Business combinations - Provisional Fair Values of Assets and Liabilities Arising from Acquisitions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisional fair values of assets and liabilities arising from acquisitions
- Intangible assets	£ 56	£ 80
- Property, plant and equipment	11	12
Current assets	27	22
Current liabilities	(23)	(12)
Non-current liabilities	(20)	(14)
Net assets acquired	51	88
Customer lists, intangible assets	46	69
Other intangibles assets	10	11
ROU assets	4	1
Cash acquired	2	8
Inventory acquired	11	2
Trade and other receivables	14	12
Trade and other payables	(23)	(10)
Deferred tax relating to acquired intangibles	(9)	(12)
Lease liabilities	(4)	(1)
Other liabilities	(7)	£ (1)
Goodwill
Provisional fair values of assets and liabilities arising from acquisitions
Adjustments to provisional accounting of prior year acquisitions	(19)
Deferred tax liabilities
Provisional fair values of assets and liabilities arising from acquisitions
Adjustments to provisional accounting of prior year acquisitions	(28)
Customer lists
Provisional fair values of assets and liabilities arising from acquisitions
Adjustments to provisional accounting of prior year acquisitions	£ (9)